Summary of Significant Accounting Policies Recently Issued Accounting Standards (Details) $ in Millions	Jan. 01, 2017 USD ($)
Statement of Stockholders' Equity [Abstract]
Estimated Cumulative Effect Adjustment to Accumulated Deficit	$ 3.0